Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

	2013			2012
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments recorded as assets:

Cash	$ 769	$ 769	1	$ 4,926	$ 4,926	1
Policy loans	110	n/a	n/a	110	n/a	n/a
Financial instruments recorded as liabilities:

Investment-type contracts	80,661	79,227	2	-	-	-